Acquisitions (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 22, 2022	Jul. 26, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 10, 2023
Business Acquisition [Line Items]
Ownership interest			8.75%		8.25%
Invested amount			$ 200,000		$ 200,000	$ 200,000
Stockholders equity other shares	8,893,803
Business acquistion, share price						$ 2.65
Common stock, shares outstanding			2,688,541		2,688,541	22,360,987
Goodwill impairment					$ 1,515,000	$ 21,722,213
Transaction costs					83,866	5,468,201
Revenues			$ 3,390,391	$ 1,896,335
Net income loss			$ (2,823,746)	(7,044,529)	$ (15,303,402)	(55,644,135)
Total consideration						$ 6,886,523
Common stock, shares authorized			9,290,000		9,290,000	92,900,000
Repayment of cash consideration						$ 130,000
Cash consideration
Common stock, shares issued			2,688,541		2,688,541	22,360,987
Impairment of the customer relationship					$ 3,211,000
Debt purchase consideration	$ 5,387,850
Share price	$ 0.29		$ 1.00				$ 1.00
Term loan	$ 1,267,199		$ 3,719,339		3,967,975
Line of credit	$ 4,120,651		4,613,151		4,120,651
Amortization expense				36,667	486,141	1,324,900
Additional interest expense					94,685	$ 119,095
Warrants and rights outstanding					1,267,199
Sports Hub Merger Agreement [Member]
Business Acquisition [Line Items]
Stockholders equity other shares	889,380
Share price	$ 2.90
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Revenues					951,194
Net income loss					$ 42,908
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding						587,747
Net income loss
Common stock, shares authorized						606,114
Common stock, shares issued						606,114
Number of shares issued	4,319,263
Number of shares issued	405,862
Common Stock [Member] | Sports Hub Merger Agreement [Member]
Business Acquisition [Line Items]
Number of shares issued	431,926
Number of shares issued	40,586
Mer Telemanagement Solutions Ltd [Member]
Business Acquisition [Line Items]
Business acquistion, share price		$ 6.80
Common stock, shares outstanding		2,492,162
Preferred stock, shares outstanding		670,789
Options and warrants outstanding		108,334
Mer Telemanagement Solutions Ltd [Member]
Business Acquisition [Line Items]
Ownership interest		86.00%
Business combination description		stock option pool of 10% of the fully-diluted outstanding share capital of the Company, and legacy MTS securityholders own approximately 14% of the fully-diluted outstanding capital of the Company.
Invested amount		$ 6,000,000
Stockholders equity other shares		3,692,865
MTS Merger [Member]
Business Acquisition [Line Items]
Ownership interest					86.00%
Transaction costs						$ 3,084,341
MTS [Member]
Business Acquisition [Line Items]
Revenues						1,517,001
Net income loss						22,173,554
Four Cubed Acquisition LLC Company [Member]
Business Acquisition [Line Items]
Transaction costs						67,130
Fair value of acquisition						1,606,202
Payment of consideration						6,195,000
Four Cubed Acquisition Company LLC [Member]
Business Acquisition [Line Items]
Cash consideration						311,523
Paymeny to acquire consideration						$ 250,000
Sports Hub [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	4,725,125
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Transaction costs					$ 83,866
Sports Hub Merger Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares					472,513